Leases	6 Months Ended
Mar. 31, 2025
Leases [Abstract]
Leases

5. Leases

The Company has the following operating leases for office space and equipment. Lease costs are generally fixed, with certain contracts containing variable payments for non-lease costs based on usage and escalations in the lessors’ annual costs.

Lease Period
Office (Akasaka)	October 1, 2022 to March 31, 2026
Residence (Harumi)	September 18, 2024 to September 17, 2026

As of March 31, 2025 and September 30, 2024, the following amounts were recorded on the Consolidated Balance Sheets relating to the Company’s operating leases.

	Yen in thousands
	As of March 31,	As of September 30,
	2025	2024
Right-of-Use Assets
Operating lease assets	¥7,685	¥10,465
Lease Liabilities
Operating lease liabilities - Current	¥(5,453)	¥(5,414)
Operating lease liabilities - Non-Current	¥(1,638)	¥(4,375)

Supplemental balance sheet information related to leases consisted of the following:

	As of March 31,	As of September 30,
	2025	2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.3	1.8
Weighted average discount rate	1.45%	1.45%

Future minimum lease payments under non-cancelable leases as of March 31, 2025 were as follows (in thousand yen):

2025	¥5,520
2026	1,644
Total lease payments	7,164
Less amounts representing interest	(72)
Present value of lease payments	7,092
Non-current lease liabilities	¥1,638